Income taxes (Tables)	12 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of income tax provision

The income tax provision consists of the following components:

	For the years ended June 30,
	2023	2024	2025	2025
	GBP	GBP	GBP	US$
Current tax expenses	-	(2,512)	-	-
Deferred tax expenses	(176,923)	-	-	-
Income tax expenses	(176,923)	(2,512)	-	-

Schedule of effective income tax rate

The following table reconciles the United Kingdom statutory rates to the effective tax rates:

	For the years ended June 30,
	2023	2024	2025
	GBP	GBP	GBP
Loss before income tax expense	(2,107,543)	(1,106,493)	(2,075,534)

Effect of tax exempt for the Company incorporated in Cayman Islands	0%	0%	3.0%
Income tax computed at statutory tax rate of 19% of the United Kingdom	(19.0)%	(19.0)%	(19.0)%
Effect of different tax rates available to different jurisdictions	1.5%	1.5%	4.8%
Effect of non-taxable income	1.9%	-	(2.9)%
Effect of non-deductible expenses	-	-	5.1%
Effect of tax loss not recognized (note)	15.6%	17.7%	9.0%
Effect of valuation allowance	8.4	-	-
Income tax expense	8.4%	0.2%	-

Note:	The tax loss not recognized mainly represents subsidiaries of the Company which recorded loss before tax for years ended June 30 2023, 2024 and 2025.

Schedule of deferred tax valuation allowance

	For the years ended June 30,
	2024	2025	2025
	GBP	GBP	US$
Deferred tax assets:
Tax loss	135,361	276,093	378,832
Allowance for expected credit losses	-	65,405	89,743
Total deferred tax assets	135,361	341,498	468,575
Valuation allowance	(135,361)	(341,498)	(468,575)
Deferred tax assets, net of valuation allowance	-	-	-